Fees Summary $ in Thousands	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	EX-FILING FEES The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $600,000.
Narrative - Max Aggregate Offering Price	$ 600
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A